DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Partnership distributions	$ (219)	$ (188)	$ (438)	$ (376)
Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Partnership distributions	$ 10	$ 8	$ 19	$ 14
Partnership distributions (usd per share)	$ 0.25	$ 0.25	$ 0.48	$ 0.49
Partnership Unitholders Excluding Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 185	$ 160	$ 370	$ 320
Partnership distributions (usd per share)	$ 0.47	$ 0.435	$ 0.94	$ 0.87
Increase in dividends payable per share, percent	8.00%		8.00%
Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ 34	$ 28	$ 68	$ 56